Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies 1	2,014
Commitments And Contingencies 2	$ 9,812
Commitments And Contingencies 3	$ 7,539
Commitments And Contingencies 4	24